Cover Page	May 19, 2020
Document Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000922224
Entity Emerging Growth Company	false
Written Communications	false
Document Type	8-K
Entity File Number	1-11459
Entity Registrant Name	PPL Corporation
Entity Tax Identification Number	23-2758192
Entity Incorporation, State or Country Code	PA
Entity Address, Address Line One	Two North Ninth Street
Entity Address, City or Town	Allentown
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	18101-1179
City Area Code	(610)
Local Phone Number	774-5151
Document Period End Date	May 19, 2020
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
LG And E And KU Energy LLC [Member]
Document Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001518339
Entity File Number	333-173665
Entity Registrant Name	LG&E and KU Energy LLC
Entity Tax Identification Number	20-0523163
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	220 West Main Street
Entity Address, City or Town	Louisville
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40202-1377
City Area Code	(502)
Local Phone Number	627-2000
Kentucky Utilities Co [Member]
Document Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0000055387
Entity File Number	1-3464
Entity Registrant Name	Kentucky Utilities Company
Entity Tax Identification Number	61-0247570
Entity Incorporation, State or Country Code	KY
Entity Address, Address Line One	One Quality Street
Entity Address, City or Town	Lexington
Entity Address, State or Province	KY
Entity Address, Postal Zip Code	40507-1462
City Area Code	(502)
Local Phone Number	627-2000
Common Stock [Member]
Document Entity Information [Line Items]
Title of 12(b) Security	Common Stock of PPL Corporation
Trading Symbol	PPL
Security Exchange Name	NYSE
2007 Series A Due 2067 [Member]
Document Entity Information [Line Items]
Title of 12(b) Security	2007 Series A due 2067
Trading Symbol	PPL/67
Security Exchange Name	NYSE
2013 Series B Due 2073 [Member]
Document Entity Information [Line Items]
Title of 12(b) Security	2013 Series B due 2073
Trading Symbol	PPX
Security Exchange Name	NYSE